SEI TAX EXEMPT TRUST

Tax Free Fund

Supplement dated October 7, 2011
to the Class A Shares Prospectus dated December 31, 2010

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Tax Free Fund.

Change in Portfolio Management for the Tax Free Fund

Under the sub-section entitled "Sub-Adviser and Portfolio Manager" under the section entitled "Investment Adviser and Sub-Adviser," the text relating to Neuberger Berman Fixed Income LLC is hereby deleted and replaced with the following:

Neuberger Berman Fixed Income LLC: Neuberger Berman Fixed Income LLC (NB), located at 190 South LaSalle Street, Suite 2400, Chicago, Illinois 60603, serves as the sub-adviser to the Fund. Kristian J. Lind and William J. Furrer are responsible for the management of the portion of the Fund's assets allocated to NB. Mr. Lind is a Portfolio Manager for NB's Municipal Fixed Income team. Prior to this, he worked for Weiss, Peck & Greer as an assistant portfolio manager working in the Municipal Fixed Income group, where he worked since 2003. Prior to Weiss, Peck & Greer, Mr. Lind began his career as an operations analyst at Barclays Capital in their Operations Control group. Mr. Lind holds a B.S. in Finance from Purdue University. Mr. Furrer is also a Portfolio Manager for NB's Municipal Fixed Income team. Prior to this, he worked for Weiss, Peck & Greer as a portfolio manager working in the Municipal Fixed Income group, where he worked since 1990. Mr. Furrer holds a B.A. in Economics from Montclair State College.

There are no other changes in the portfolio management of the Tax Free Fund.

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SEI-F-737 (10/11)

SEI TAX EXEMPT TRUST

Institutional Tax Free Fund

Supplement dated October 7, 2011
to the Class A, Class B, and Class C Shares Prospectuses dated December 31, 2010

This Supplement provides new and additional information beyond that contained in the Class A, Class B, and Class C Shares Prospectuses and should be read in conjunction with each Prospectus.

The Prospectuses are hereby amended and supplemented to reflect the following changes in the portfolio management of the Institutional Tax Free Fund.

Change in Portfolio Management for the Institutional Tax Free Fund

Under the sub-section entitled "Sub-Adviser and Portfolio Manager" under the section entitled "Investment Adviser and Sub-Adviser," the text relating to Neuberger Berman Fixed Income LLC is hereby deleted and replaced with the following:

Neuberger Berman Fixed Income LLC: Neuberger Berman Fixed Income LLC (NB), located at 190 South LaSalle Street, Suite 2400, Chicago, Illinois 60603, serves as the sub-adviser to the Fund. Kristian J. Lind and William J. Furrer are responsible for the management of the portion of the Fund's assets allocated to NB. Mr. Lind is a Portfolio Manager for NB's Municipal Fixed Income team. Prior to this, he worked for Weiss, Peck & Greer as an assistant portfolio manager working in the Municipal Fixed Income group, where he worked since 2003. Prior to Weiss, Peck & Greer, Mr. Lind began his career as an operations analyst at Barclays Capital in their Operations Control group. Mr. Lind holds a B.S. in Finance from Purdue University. Mr. Furrer is also a Portfolio Manager for NB's Municipal Fixed Income team. Prior to this, he worked for Weiss, Peck & Greer as a portfolio manager working in the Municipal Fixed Income group, where he worked since 1990. Mr. Furrer holds a B.A. in Economics from Montclair State College.

There are no other changes in the portfolio management of the Institutional Tax Free Fund.

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SEI-F-738 (10/11)

SEI TAX EXEMPT TRUST

Short Duration Municipal Fund
Tax-Advantaged Income Fund

Supplement dated October 7, 2011
to the Class A and Class G Shares Prospectuses dated December 31, 2010

This Supplement provides new and additional information beyond that contained in the Class A and Class G Shares Prospectuses and should be read in conjunction with each Prospectus.

The Prospectuses are hereby amended and supplemented to reflect the following changes in the portfolio management of the Short Duration Municipal and Tax-Advantaged Income Funds.

Change in Portfolio Management for the Short Duration Municipal Fund

The heading of the sub-section entitled "Sub-Adviser and Portfolio Manager" under the section entitled "Management" in the Fund Summary for the Short Duration Municipal Fund is hereby deleted and replaced with "Sub-Adviser and Portfolio Managers" and the chart under that sub-section is hereby deleted and is replaced with the following:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Neuberger Berman Fixed Income LLC	Kristian J. Lind	Since 2011	Portfolio Manager

	William J. Furrer	Since 2011	Portfolio Manager

In addition, under the heading "Short Duration Municipal Fund" under the sub-section entitled "Sub-Adviser and Portfolio Manager" under the section entitled "Investment Adviser and Sub-Advisers," the text relating to Neuberger Berman Fixed Income LLC is hereby deleted and replaced with the following:

Neuberger Berman Fixed Income LLC: Neuberger Berman Fixed Income LLC (NB), located at 190 South LaSalle Street, Suite 2400, Chicago, Illinois 60603, serves as the sub-adviser to the Fund. Kristian J. Lind and William J. Furrer are responsible for the management of the portion of the Fund's assets allocated to NB. Mr. Lind is a Portfolio Manager for NB's Municipal Fixed Income team. Prior to this, he worked for Weiss, Peck & Greer as an assistant portfolio manager working in the Municipal Fixed Income group, where he worked since 2003. Prior to Weiss, Peck & Greer, Mr. Lind began his career as an operations analyst at Barclays Capital in their Operations Control group. Mr. Lind holds a B.S. in Finance from Purdue University. Mr. Furrer is also a Portfolio Manager for NB's Municipal Fixed Income team. Prior to this, he worked for Weiss, Peck & Greer as a portfolio manager working in the Municipal Fixed Income group, where he worked since 1990. Mr. Furrer holds a B.A. in Economics from Montclair State College.

There are no other changes in the portfolio management of the Short Duration Municipal Fund.

Change in Portfolio Management for the Tax-Advantaged Income Fund

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers" under the section entitled "Management" in the Fund Summary for the Tax-Advantaged Income Fund, the text relating to Pacific Investment Management Company LLC is hereby deleted and is replaced with the following:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Pacific Investment Management Company LLC	Joseph Deane	Since 2011	Executive Vice President

In addition, under the heading "Tax-Advantaged Income Fund" under the sub-section entitled "Sub-Advisers and Portfolio Managers" under the section entitled "Investment Adviser and Sub-Advisers," the text relating to Pacific Investment Management Company LLC is hereby deleted and replaced with the following:

Pacific Investment Management Company LLC: Pacific Investment Management Company LLC (PIMCO), located at 840 Newport Center Drive, Newport Beach, California 92660, serves as a sub-adviser to the Tax-Advantaged Income Fund. Joseph Deane is the primary individual responsible for managing the portion of the Tax-Advantaged Income Fund's assets allocated to PIMCO. Mr. Deane is an executive vice president in PIMCO's New York office and head of municipal bond portfolio management. Prior to joining PIMCO in 2011, he was co-head of the tax-exempt department at Western Asset Management Company. Mr. Deane was previously a managing director and head of tax-exempt investments from 1993-2005 at Smith Barney/Citigroup Asset Management. Earlier in his career, he held senior portfolio management positions with Shearson and E.F. Hutton. He has 41 years of investment experience and holds a bachelor's degree from Iona College.

There are no other changes in the portfolio management of the Tax-Advantaged Income Fund.

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SEI-F-739 (10/11)

SEI TAX EXEMPT TRUST

Tax Free Fund
Institutional Tax Free Fund
Short Duration Municipal Fund
Tax-Advantaged Income Fund

Supplement dated October 7, 2011
to the Statement of Additional Information ("SAI") dated December 31, 2010

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the Tax Free, Institutional Tax Free, Short Duration Municipal and Tax-Advantaged Income Funds.

Change in Portfolio Management for the Tax Free, Institutional Tax Free, and Short Duration Municipal Funds

Under the sub-section entitled "Portfolio Management" under the section entitled "The Adviser and Sub-Advisers," all references to Neuberger Berman Fixed Income LLC relating to the Tax Free, Institutional Tax Free, and Short Duration Municipal Funds are hereby deleted and replaced with the following:

NB

Compensation.  SIMC pays NB a fee based on the assets under management of the Tax Free, Institutional Tax Free, and Short-Duration Municipal Funds as set forth in an investment sub-advisory agreement between NB and SIMC. NB pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Tax Free, Institutional Tax Free, and Short-Duration Municipal Funds. The following information relates to the period ended June 30, 2011.

Portfolio managers are typically compensated on the basis of a salary and an annual discretionary, performance-based bonus, which is in the form of cash and conditional equity awards (restricted stock units and/or stock options). Elements of consideration for the discretionary bonuses are overall performance of the accounts managed by a portfolio manager in relation to the Barclays Capital 1-Year Municipal Bond Index and their peers, ability to attract and retain clients, revenue generation, assets under management, the current market conditions and overall contribution to NB. Managers are also evaluated on their collaboration with their client relationship and sales staff, their franchise building activities, teamwork, people and product development and their corporate citizenship.

The amount of the discretionary bonus varies by position, experience/level and performance. In general, the more senior the investment professional, variable compensation becomes a greater portion of total compensation. All employees participate in the Lehman Brothers Equity Award program. The portion of compensation paid in equity increases as total compensation rises.

Ownership of Fund Shares.  As of June 30, 2011, NB's portfolio managers did not beneficially own any shares of the Tax Free, Institutional Tax Free, or Short-Duration Municipal Fund.

Other Accounts.  As of June 30, 2011, in addition to the Tax Free, Institutional Tax Free, and Short-Duration Municipal Funds, NB's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (millions)	Number of Accounts	Total Assets	Number of Accounts	Total Assets (millions)
Kristian J. Lind	1	$116	0	$0	1,082	$8,753
William J. Furrer	1	$116	0	$0	1,082	$8,753

None of the accounts listed above is subject to a performance-based advisory fee.

Conflicts of Interest.  NB's portfolio managers are often responsible for managing multiple accounts (including proprietary accounts), which may include separately managed advisory accounts (managed on behalf of institutions such as pension and other retirement plans, corporations insurance companies, foundations, endowments, trusts and individuals), mutual funds, various pooled investment vehicles and wrap fee programs. Actual or potential conflicts of interest may arise between a portfolio manager's management of the investments in the Tax Free, Institutional Tax Free, or Short-Duration Municipal Fund and the management of other accounts. As a result, NB and its affiliates have adopted policies and procedures designed to mitigate and manage these conflicts.

Accounts other than the Tax Free, Institutional Tax Free, and Short-Duration Municipal Funds may or may not have similar investment objectives and strategies, benchmarks and time horizons as the Tax Free, Institutional Tax Free, and Short-Duration Municipal Funds. Generally, portfolios in a particular product strategy with similar strategies and objectives are managed similarly. However, portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may take actions on behalf of the Tax Free, Institutional Tax Free, and Short-Duration Municipal Funds that may differ from the timing or nature of action taken with respect to other accounts. For instance, portfolio managers may purchase or sell certain securities for one account and not another. Securities purchased in one account may perform better than the securities purchased in another. Similarly, the sale of securities from one account may cause that account to perform better than others if the value of those securities from one account may cause that account to perform better than others if the value of those securities still held in the other accounts decline. Furthermore, a portfolio manager managing more than one account could take active positions in certain accounts that appear inconsistent. A portfolio manager may take a short position in a security that may be held long in another account he manages. For instance, where a portfolio manager wants to take a short position in an account that prohibits shorting, a similar effect may be accomplished by holding the security long but underweighting its position relative to a benchmark. Additional reasons for such portfolio positioning may include, but are not limited to, suitability, capital structure arbitrage, model driven trading, hedging and client direction. NB has policies and procedures in place that seek to manage and monitor this conflict.

Potential conflicts of interest may also arise when aggregating and/or allocating trades. NB will frequently aggregate trades (both buys and sells) for a client with NB clients when it is determined that such aggregation should result in a more favorable trade execution for such client. NB has also adopted trade allocation policies and procedures that seek to treat all clients fairly and equitably when there is a limited investment opportunity that may be suitable for more than one portfolio. NB's trade allocation procedures seek to ensure that no client is favored over another. However, there are numerous factors that might affect whether a particular account participates in a trade allocation or be allocated a different amount than other accounts. Such factors, include, but are not limited to, client guidelines, suitability, cash flows, strategy or product specific considerations, issuer or sector exposure considerations and de minimis allocations.

The fees charged to advisory clients by NB may differ depending upon a number of factors, including but not limited to, the particular strategy, the size of the portfolio being managed and the investment vehicle. In addition, certain accounts are subject to performance based fees. These differences may give rise to a potential conflict that a portfolio manager may favor the higher fee-paying account over others. To address this conflict, NB, as discussed above, has adopted allocation policies that are intended to fairly allocate investment opportunities among client accounts.

Change in Portfolio Management for the Tax-Advantaged Income Fund

Under the sub-section entitled "Portfolio Management" under the section entitled "The Adviser and Sub-Advisers," all references to Pacific Investment Management Company LLC relating to the Tax-Advantaged Income Fund are hereby deleted and replaced with the following:

PIMCO

Portfolio Manager Compensation

PIMCO has adopted a Total Compensation Plan for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm's mission statement. The Total Compensation Plan includes an incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary, discretionary performance bonus, and may include an equity or long term incentive component.

Portfolio managers who are Managing Directors of PIMCO also receive compensation from PIMCO's profits. Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO's deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee's compensation.

The Total Compensation Plan consists of three components:

•  Base Salary—Base salary is determined based on core job responsibilities, market factors and business considerations. Salary levels are reviewed annually or when there is a significant change in job responsibilities or the market.

•  Performance Bonus—Performance bonuses are designed to reward high performance standards, work ethic and consistent individual and team contributions to the firm. Each professional and his or her supervisor will agree upon performance objectives to serve as the basis for performance evaluation during the year. The objectives will outline individual goals according to pre-established measures of group or department success. Achievement against these goals is measured by the employee and supervisor will be an important, but not exclusive, element of the bonus decision process.

•  Equity or Long Term Incentive Compensation—Equity allows certain professionals to participate in the long-term growth of the firm. The M unit program provides for annual option grants which vest over a number of years and may convert into PIMCO equity that share in the profit distributions of the firm. M Units are non-voting common equity of PIMCO and provide a mechanism for individuals to build a significant equity stake in PIMCO over time. Option awards may represent a significant portion of individual's total compensation.

In certain countries with significant tax implications for employees to participate in the M Unit Option Plan, PIMCO continues to use the Long Term Incentive Plan ("LTIP") in place of the M Unit Option Plan. The LTIP provides cash awards that appreciate or depreciate based upon the performance of PIMCO's parent company, Allianz Global Investors, and PIMCO over a three-year period. The aggregate amount available for distribution to participants is based upon Allianz Global Investors' profit growth and PIMCO's profit growth.

Participation in the M Unit Option Plan and LTIP is contingent upon continued employment at PIMCO.

In addition, the following non-exclusive list of qualitative criteria may be considered when specifically determining the total compensation for portfolio managers:

•  3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager (including the Fund) and relative to applicable industry peer groups;

•  Appropriate risk positioning that is consistent with PIMCO's investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

•  Amount and nature of assets managed by the portfolio manager;

•  Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);

•  Generation and contribution of investment ideas in the context of PIMCO's secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;

•  Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

•  Contributions to asset retention, gathering and client satisfaction;

•  Contributions to mentoring, coaching and/or supervising; and

•  Personal growth and skills added.

A portfolio manager's compensation is not based directly on the performance of any fund or any other account managed by that portfolio manager.

Profit Sharing Plan.  Instead of a bonus, portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO's net profits. Portfolio managers who are Managing Directors receive an amount determined by the Partner Compensation Committee, based upon an individual's overall contribution to the firm.

Ownership of Fund Shares.  As of July 31, 2011 PIMCO's portfolio manager did not beneficially own any shares of the Tax-Advantaged Income Fund.

Other Accounts.  As of July 31, 2011 PIMCO's portfolio manager was responsible for the day-to-day management of certain other accounts as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (millions)	Number of Accounts	Total Assets	Number of Accounts	Total Assets (millions)
Joseph Deane	19	$5,856	0	$0	4	$372

None of the accounts listed above is subject to a performance-based advisory fee.

PIMCO anticipates that the needs of the funds for services may create certain issues, including the following; although the issues described below would not necessarily be different than those raised for PIMCO's other accounts.

A portfolio manager may be responsible for different investment mandates. From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investments of the Fund, and the management of other accounts. In certain situations, the other accounts might have similar investment objectives or strategies as the Fund, track the same index the Fund tracks, or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. In other instances, the other accounts might have different investment objectives or strategies than the Fund. Described below are specific conflicts that may arise due to a portfolio manager's management of multiple accounts.

Knowledge and Timing of Portfolio Trades:  A potential conflict of interest may arise as a result of a portfolio manager's day-to-day management of the Fund. In the course of managing the Fund, a portfolio manager knows the size, timing and possible market impact of the Fund's trades. Therefore, it is theoretically possible that a portfolio manager could use this information to the advantage of other accounts he manages and to the possible detriment of the Fund. The portfolio manager attempts to mitigate this conflict using some of the policies described below.

Investment Opportunities:  A potential conflict of interest may arise as a result of a portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Fund and other accounts managed by a portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Fund and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. Under PIMCO's allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO's investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Fund and certain pooled investment vehicles, including investment opportunity allocation issues.

Performance Fees:  A portfolio manager may advise certain accounts for which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for a portfolio manager in that such portfolio manager may have an incentive to allocate the investment opportunities that he believes might be the most profitable to such other accounts instead of allocating them to the Fund. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Fund and such other accounts on a fair and equitable basis over time.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-740 (10/11)